Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, Plant and Equipment, Net

Note 11. Property, Plant and Equipment, Net

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2016	Ps.	7,569	Ps.	17,951	Ps.	53,685	Ps.	12,592	Ps.	11,651	Ps.	5,815	Ps.	14,488	Ps.	927		Ps. 124,678
Additions		328		877		6,499		73		2,236		8,667		36		367		19,083
Additions from business acquisitions		163		763		1,521		105		23		45		668		—		3,288
Changes in fair value of past acquisitions		50		—		85		—		—		—		115		—		250
Transfer of completed projects in progress		46		1,039		2,445		1,978		779		(8,493)		2,206		—		—
Transfer (to)/from assets classified as held for sale		—		—		(36)		—		—		—		—		—		(36)
Disposals		(88)		(202)		(2,461)		(574)		(139)		(2)		(474)		(19)		(3,959)
Effects of changes in foreign exchange rates		260		2,643		5,858		1,953		1,271		569		329		(132)		12,751
Changes in value on the recognition of inflation effects		854		1,470		2,710		851		122		415		—		942		7,364
Capitalization of borrowing costs		—		—		61		—		—		(38)		—		1		24

Cost as of December 31, 2016	Ps.	9,182	Ps.	24,541	Ps.	70,367	Ps.	16,978	Ps.	15,943	Ps.	6,978	Ps.	17,368	Ps.	2,086	Ps.	163,443

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2017	Ps.	9,182	Ps.	24,541	Ps.	70,367	Ps.	16,978	Ps.	15,943	Ps.	6,978	Ps.	17,368	Ps.	2,086	Ps.	163,443
Additions		465		1,474		6,150		389		3,201		8,878		57		224		20,838
Additions from business acquisitions		5,115		1,634		5,988		482		3,324		821		145		—		17,509
Transfer of completed projects in progress		6		676		3,073		1,967		558		(8,572)		2,295		(3)		—
Transfer (to)/from assets classified as held for sale		—		—		(42)		—		—		—		—		(58)		(100)
Disposals		(144)		(588)		(3,147)		(800)		(193)		—		(352)		(12)		(5,236)
Effects of changes in foreign exchange rates		(1,018)		(1,964)		(2,817)		(1,523)		(1,216)		(720)		153		(1,201)		(10,306)
Changes in value on the recognition of inflation effects		527		1,016		2,030		689		(2)		226		—		638		5,124
Venezuela deconsolidation effect (see Note 3.3)		(544)		(817)		(1,300)		(717)		(83)		(221)		—		(646)		(4,328)

Cost as of December 31, 2017	Ps.	13,589	Ps.	25,972	Ps.	80,302	Ps.	17,465	Ps.	21,532	Ps.	7,390	Ps.	19,666	Ps.	1,028	Ps.	186,944

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2018	Ps.	13,589	Ps.	25,972	Ps.	80,302	Ps.	17,465	Ps.	21,532	Ps.	7,390	Ps.	19,666	Ps.	1,028	Ps.	186,944
Additions		334		877		6,926		644		2,888		6,482		3,322		111		21,584
Additions from business acquisitions		25		451		4,128		537		393		290		2		41		5,867
Transfer of completed projects in progress		526		567		2,193		1,711		3		(4,927)		(93)		20		—
Transfer (to)/from assets classified as held for sale		—		—		(127)		—		—		—		—		—		(127)
Disposals		(93)		(152)		(4,623)		(614)		(312)		(633)		(748)		(21)		(7,196)
Philippines disposal		(4,654)		(2,371)		(11,621)		(2,415)		(10,116)		(489)		(236)		—		(31,902)
Effects of changes in foreign exchange rates		(401)		(1,079)		(3,526)		(759)		(251)		(330)		(354)		(293)		(6,993)
Effects on the recognition of inflation effects		242		816		2,552		465		612		66		—		9		4,762
Capitalization of borrowing costs		—		—		—		—		—		—		—		—		—

Cost as of December 31, 2018	Ps	9,568	Ps.	25,081	Ps.	76,204	Ps.	17,034	Ps.	14,749	Ps.	7,849	Ps.	21,559	Ps.	895	Ps.	172,939

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated Depreciation as of January 1, 2016	Ps.	—	Ps.	(3,758)	Ps.	(22,449)	Ps.	(6,004)	Ps.	(7,378)	Ps.	—	Ps.	(4,392)	Ps.	(401)	Ps.	(44,382)
Depreciation for the year		—		(734)		(5,737)		(1,723)		(2,235)		—		(1,447)		(200)		(12,076)
Transfer to/(from) assets classified as held for sale		—		—		16		—		—		—		—		—		16
Disposals		—		132		2,101		672		227		—		364		9		3,505
Effects of changes in foreign exchange rates		—		(600)		(3,093)		(1,147)		(847)		—		(81)		39		(5,729)
Changes in value on the recognition of inflation effects		—		(593)		(1,101)		(521)		(33)		—		—		(306)		(2,554)

Accumulated Depreciation as of December 31, 2016	Ps.	—	Ps.	(5,553)	Ps.	(30,263)	Ps.	(8,723)	Ps.	(10,266)	Ps.	—	Ps.	(5,556)	Ps.	(859)	Ps.	(61,220)

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated Depreciation as of January 1, 2017	Ps.	—	Ps.	(5,553)	Ps.	(30,263)	Ps.	(8,723)	Ps.	(10,266)	Ps.	—	Ps.	(5,556)	Ps.	(859)	Ps.	(61,220)
Depreciation for the year		—		(887)		(6,928)		(2,186)		(3,365)		—		(1,562)		(685)		(15,613)
Transfer to/(from) assets classified as held for sale		—		44		7		—		—		—		—		—		51
Disposals		—		40		3,125		683		103		—		300		5		4,256
Effects of changes in foreign exchange rates		—		518		437		1,157		93		—		(138)		940		3,007
Venezuela deconsolidation effect		—		481		1,186		626		56		—		—		335		2,684
Venezuela impairment		—		(257)		(841)		—		—		—		—		—		(1,098)
Changes in value on the recognition of inflation effects		—		(437)		(1,031)		(553)		(44)		—		—		(234)		(2,299)

Accumulated Depreciation as of December 31, 2017	Ps.	—	Ps.	(6,051)	Ps.	(34,308)	Ps.	(8,996)	Ps.	(13,423)	Ps.	—	Ps.	(6,956)	Ps.	(498)	Ps.	(70,232)

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated Depreciation as of January 1, 2018	Ps.	—	Ps.	(6,051)	Ps.	(34,308)	Ps.	(8,996)	Ps.	(13,423)	Ps.	—	Ps.	(6,956)	Ps.	(498)	Ps.	(70,232)
Depreciation for the year		—		(786)		(7,437)		(1,752)		(2,827)		—		(1,763)		(133)		(14,698)
Transfer to/(from) assets classified as held for sale		—		—		78		—		—		—		—		—		78
Disposals		—		69		4,970		579		204		—		571		—		6,393
Philippines disposal		—		700		6,125		2,083		7,225		—		77		—		16,210
Effects of changes in foreign exchange rates		—		112		404		250		631		—		141		143		1,681
Changes in value on the recognition of inflation effects		—		(223)		(2,692)		(338)		(516)		—		—		—		(3,769)

Accumulated Depreciation as of December 31, 2018	Ps.	—	Ps.	(6,179)	Ps.	(32,860)	Ps.	(8,174)	Ps.	(8,706)	Ps.	—	Ps.	(7,930)	Ps.	(488)	Ps.	(64,337)

Carrying Amount	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
As of December 31, 2016	Ps.	9,182	Ps.	18,988	Ps.	40,104	Ps.	8,255	Ps.	5,677	Ps.	6,978	Ps.	11,812	Ps.	1,227	Ps.	102,223

As of December 31, 2017	Ps.	13,589	Ps.	19,921	Ps.	45,994	Ps.	8,469	Ps.	8,109	Ps.	7,390	Ps.	12,710	Ps.	530	Ps.	116,712

As of December 31, 2018	Ps.	9,568	Ps.	18,902	Ps.	43,344	Ps.	8,860	Ps.	6,043	Ps.	7,849	Ps.	13,629	Ps.	407	Ps.	108,602

During the year ended December 31, 2016 the Company capitalized Ps. 61 of borrowing costs in relation to Ps. 99 in qualifying assets. The effective interest rates used to determine the amount of borrowing costs eligible for capitalization was 4.5%. For the years ended December 31, 2018 and 2017, the Company did not recognize any capitalization of borrowing costs.

For the years ended December 31, 2018, 2017 and 2016 interest expense, interest income and net foreign exchange losses and gains are analyzed as follows:

	2018		2017		2016
Interest expense, interest income and net foreign exchange	Ps.	7,241	Ps.	4,688	Ps.	7,285
Amount capitalized (1)		—		—		69

Net amount in consolidated income statements	Ps.	7,241	Ps.	4,688	Ps.	7,216

(1)	Amount of interest capitalized in property, plant and equipment and intangible assets.

Commitments related to acquisitions of property, plant and equipment are disclosed in Note 25.8